Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE Series 2021-A Senior Secured Recovery Bond Dated as of 11/07/2025

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of February 24, 2021 as amended by the Amendment to Recovery Property Service Agreement, dated as of 02/15/2022, the revised Annex I, filed as Exhibit 10.1.2 to Servicer’s Form 10-D filed with the SEC on November 30, 2022, and the Amendment No 2, dated as of 04/27/2023 (collectively, the “Servicing Agreement”), all between, SOUTHERN CALIFORNIA EDISON COMPANY, a California corporation, as Servicer and SCE RECOVERY FUNDING LLC, as Issuer, the Servicer does hereby certify, for the Payment Date 11/17/2025 (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Current Payment Date	11/17/2025
Prior Payment Date	5/15/2025
Current Collection Period Start Date	5/1/2025
Current Collection Period End Date	10/31/2025

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
Fixed Recovery Charge Remittances [1]		Month	Year
a. Fixed Recovery Charges Remitted for May Collection Period		5	2025	$1,207,239.91
b. Fixed Recovery Charges Remitted for June Collection Period		6	2025	$1,214,244.04
c. Fixed Recovery Charges Remitted for July Collection Period		7	2025	$1,377,481.57
d. Fixed Recovery Charges Remitted for August Collection Period		8	2025	$1,413,493.79
e. Fixed Recovery Charges Remitted for September Collection Period		9	2025	$1,497,757.17
f. Fixed Recovery Charges Remitted for October Collection Period		10	2025	$1,695,683.50

i. Total Fixed Recovery Charge Remittances				$8,405,899.98
ii. Investment Earnings on General Subaccount				$94,165.41

iii. General Subaccount Balance (sum i through ii above)				$8,500,065.39
iv. Capital Subaccount Balance as of Prior Payment Date				$1,688,915.00
v. Investment Earnings on Capital Subaccount				$—

vi. Capital Subaccount Balance				$1,688,915.00
vii. Excess Funds Subaccount Balance as of Prior Payment Date				$2,015,995.73
viii. Investment Earnings on Excess Funds Subaccount				$43,876.50

ix. Excess Funds Subaccount Balance				$2,059,872.23
x. Collection Account Balance (sum iii, vi and ix above)				$12,248,852.62

2. Outstanding Amounts as of Prior Payment Date:
i. Tranche A-1 Outstanding Principal Amount				$85,842,156.00
ii. Tranche A-2 Outstanding Principal Amount				$100,000,000.00
iii. Tranche A-3 Outstanding Principal Amount				$100,000,000.00
iv. Aggregate Outstanding Principal Amount of All Tranches of Recovery Bonds:				$285,842,156.00

3. Required Funding/Payments as of Current Payment Date (sum 3.iv, 3.viii, 3.ix, 4.i through 4.v):				$9,528,208.65

Principal Payment by Tranche				Principal Due
i. Tranche A-1				$6,791,389.00
ii. Tranche A-2				$—
iii. Tranche A-3				$—
iv. For All Tranches of Recovery Bonds				$6,791,389.00

Interest Payment by Tranche		Interest Rate	Days in Interest Period	Interest Due
v. Tranche A-1		0.861%	180	$369,550.48
vi. Tranche A-2		1.942%	180	$971,000.00
vii. Tranche A-3		2.510%	180	$1,255,000.00
viii. For All Tranches of Recovery Bonds				$2,595,550.48

Required Level				Funding Required
ix. Capital Subaccount	$1,688,915.00	0.50%		$—

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture				$—
i. Indenture Trustee Fees and Expenses; Indemnity Amounts (subject to $200,000 cap per annum)
ii. Servicing Fee	$337,783,000.00	0.05%	180	$84,445.75
iii. Administration Fee and Costs & Expenses from Unaffiliated Parties				$37,500.00
iv. Other Ongoing Costs				$2,322.50
v. Return on SCE Capital Contribution	$1,688,915.00	2.013%	180	$17,000.92
vi. Semi-Annual Interest (including any past-due interest from prior periods)				$2,595,550.48

[1]

In accordance with the April 27, 2023 Amendment to the Servicing Agreement, FRCs Billed are based solely upon actual billed amounts using the separate FRC line item on customers’ bills and no longer include FRC billed amounts using distribution based FRCs.

Interest by Tranche[4]	Per $1000 of Original Principal Amount	Aggregate
a. Tranche A-1 Interest Payment	$2.68	$369,550.48
b. Tranche A-2 Interest Payment	$9.71	$971,000.00
c. Tranche A-3 Interest Payment	$12.55	$1,255,000.00
4 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
vii. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$846.23	$285,842,156.00

Principal by Tranche	Per $1000 of Original Principal Amount	Aggregate
a. Tranche A-1 Principal Payment	$49.29	$6,791,389.00
b. Tranche A-2 Principal Payment	$—	$—
c. Tranche A-3 Principal Payment	$—	$—

viii. Semi-Annual Principal		$6,791,389.00
ix. Deposit to Excess Funds Subaccount (1.x minus [sum (3., 1.vi and 1.ix)])		$—
x. Released to Issuer Upon Retirement of All Notes (sum [1.ix and 4.ix] minus 5.i)		$1,031,728.97
xi. Aggregate Remittances as of Current Payment Date (1.i)		$8,405,899.98

5. Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i. Excess Funds Subaccount (If required, 3. minus 1.iii)		$1,028,143.26
ii. Capital Subaccount (If required, 3. minus [sum (3., 1.iii. and 1.ix)])		$—

iii. Total Withdrawals		$1,028,143.26

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i. Tranche A-1		$79,050,767.00
ii. Tranche A-2		$100,000,000.00
iii. Tranche A-3		$100,000,000.00

iv. Aggregate Outstanding Principal Amount of All Tranches of Recovery Bonds:		$279,050,767.00
v. Excess Funds Subaccount Balance including Investment Earnings (sum 1.ix and 4.ix minus 5.i)		$1,031,728.97
vi. Capital Subaccount Balance (3.ix minus 5.ii)		$1,688,915.00

vii. Aggregate Collection Account Balance (sum 6.v and 6.vi)		$2,720,643.97

7. Shortfalls in Interest and Principal Payments as of Current Payment Date
Interest Payment Shortfalls by Tranche (if any)
i. Tranche A-1		$—
ii. Tranche A-2		$—
iii. Tranche A-3		$—

Principal Payment Shortfalls by Tranche (if any)
iv. Tranche A-1		$—
v. Tranche A-2		$—
vi. Tranche A-3		$—

8. Shortfalls in Required Subaccount Levels as of Current Payment Date
i. Capital Subaccount		$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:

SOUTHERN CALIFORNIA EDISON COMPANY, a California corporation

By:	/s/ Sergio Deana Sergio Deana Treasury Director